Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

Chrysler Center, 666 Third Avenue

New York, New York 10017

Jeffrey P. Schultz	212 935 3000
212 983 3115 fax
Direct dial 212 692 6732
jschultz@mintz.com

May 31, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W

Mail Stop 0511.

Washington, D.C. 20549

Re:	Services Acquisition Corp. International
Registration Statement on Form S-1
Filed February 14, 2005, as amended on April 6, 2005
and May 12, 2005
File No. 333-122812

Ladies and Gentlemen:

On behalf of Services Acquisition Corp. International (the “Company”), we are hereby filing with the Securities and Exchange Commission (the “Commission”) amendment no. 3 to the Registration Statement on Form S-1 (the “Amendment”), as initially filed with the Commission on February 14, 2005 and amended on April 6, 2005 and May 12, 2005.  We are delivering marked complete courtesy copies of the Amendment to each of John Reynolds and Duc Dang of the Commission.

Set forth below are the Company’s responses to the Commission’s comments given by letter (the  “Comment Letter”) dated May 25, 2005 from John Reynolds, Assistant Director, Office of Emerging Growth Companies.  The responses are numbered to correspond to the comments set forth in the Comment Letter, which for convenience, we have incorporated into the response letter.

General

1.                                       We note your response to comment one of our letter dated May 6, 2005.  We also note your additional disclosure in the prospectus cover page that you “do not have any specific . . . business combination under consideration.”  Please revise your disclosure to include the supplemental discussion you have provided in response to our prior comment 1.  In this context, note that we are not seeking simply whether a “specific” business combination candidate is “currently” being considered, but are looking more to the type, nature and results to date of any and all diligence, discussions, negotiations and/or other similar activities undertaken whether directly by the company or an affiliate thereof, or by an unrelated third party, whether on behalf or the company or independently of the company, with respect to one or more potential business combination transactions involving the company; as well as disclosure concerning any initial considerations, contemplations, or preparations taken by the company as to the company and a business combination transaction.  In providing such disclosure, please make every effort to be complete and thorough in your discussion to ensure that all possible persons or entities activities and circumstances for which we are seeking disclosure are covered by such disclosure.  Please note that the inclusion of incomplete, qualified or limited disclosure is likely to result in additional comment.  Please see Instruction 6 to Item 504 of Regulation S-K.  In addition, the response letter indicates that you have advised a number of contacts regarding the proceeds to be acquired through this offering.  Please revise to elaborate on this in the prospectus.

                Response:  In response to this comment, we have revised our disclosure on the prospectus cover and on pages 1 and 29 to include most of the supplemental discussion that the Company provided in its response to the staff’s prior comment #1 and additional disclosure regarding activities undertaken in connection with a potential business combination.  However, the Company has not had any substantive discussions or conducted due diligence as to any potential target business and the Company does not believe disclosure as to non-substantive communications are appropriate because casual preliminary conversations may be misinterpreted by investors as having substance, thus having an undue speculative and promotional effect which we believe would be misleading.   As to contacts, the Company’s management has advised a number of those in its network that it is in the process of this offering and that they will be interested in seeing suitable candidates after the offering is consummated.

                In addition, Instruction  6 to Item 504 of Regulation S-K referenced in your comment instructs the registrant to disclose “the identity of such businesses [to be acquired], if known, or, if not known, the nature of the businesses to be sought, the status of any negotiations with respect to the acquisition, and a brief description of such business.”  Since we have not engaged in any negotiations with respect to an acquisition and do not have any potential target business under consideration, we believe that no further discussion is required pursuant to Item 504 of Regulation S-K.

2.                                       We note your response to comment 2 regarding the comparative disincentives affecting public stockholders and existing stockholders who purchase in the offering.  With respect to the public stockholders, however we continue to believe a disincentive exists for such stockholders to exercise their conversion rights in as much as the conversion payment will be less than the purchase price for the units and therefore, disclosure should be provided to make clear that there is a disincentive for public stockholders when exercising their conversion rights by virtue of the fact that the amount available to such stockholders (approximately $7.32 per share) is certain to be less than the purchase price paid for the unit in the offering ($8.00). To the extent that the company wishes to include disclosure discussing the fact that such disincentive may be offset by the sales of the warrants, provide the basis by which the company asserts that the market for the warrants will be sufficient to obtain such a result In addition, include disclosure to address the corresponding incentive to existing stockholders to exercise their conversion rights with respect to shares acquired in this offering and in the open market after the consummation of this offering in light of the fact that the existing stockholders average cost per share (i.e., the average of the consideration paid for the existing shares, the shares acquired in the offering and the shares acquired in the open market) will be significantly less than the amount payable upon the exercise of the conversion right (approximately $7.32 per share). Further, provide disclosure to note that the existing stockholders have a further incentive to exercise their conversion rights since (because the existing stockholders are prevented legally from selling their existing shares, for tax purposes) the gain to the existing stockholders upon their exercise of their conversion rights would not be taxable to them.

                Response:  In response to this comment, we have added disclosure on page 4 of the Amendment to indicate that to the extent that the purchase price paid by a public stockholder for a share of common stock is greater than the initial conversion price of $7.32 per share, there is a disincentive on such stockholder’s part to exercise his conversion rights.  The Company no longer wishes to address the possible mitigation of the disincentive that exists in connection with the exercise of the stockholders’ conversion rights if a stockholder exercises his Warrants and so such disclosure has been removed.

                With respect to the second half of the Staff’s comment, please note that the Company’s existing stockholders do not have any conversion rights with respect to the shares of common stock owned by them prior to the offering.  Existing stockholders will be entitled to exercise conversion rights only with respect to shares acquired by them in the offering or in the open market.  Any shares of common stock owned by an existing stockholder prior to the offering will continue to be held in escrow for an additional period of time following a business combination pursuant to the escrow agreement to be entered into between the Company and Continental Stock Transfer & Trust Company (a copy of which has been filed as an exhibit to the Registration Statement).   Therefore, we do not believe that the Staff’s assertion that “…in light of the fact that the existing stockholders average cost per share (i.e., the average of the consideration paid for the existing shares, the shares acquired in the offering and the shares acquired in the open market) will be significantly less than the amount payable upon exercise of the conversion right,” is correct since the Staff’s average cost per share calculation inappropriately contemplates that existing stockholders have conversion rights with respect to the shares that were acquired by them prior to the offering and that are held in escrow.  The shares held by the existing stockholders prior to the offering are not convertible and will remain in escrow and should not be calculated as part of the average cost per share.

                Since the shares in escrow do not have conversion rights, these shares should not and can not be factored into the average cost per share until after the shares come out of escrow since it is impossible to profit from them in any manner.  By the time they come out of escrow, it would be appropriate to factor their cost into the average cost per share, however, at that point in time none of the shares are convertible making the entire issue moot.  Accordingly, the losses that are incurred by the existing stockholders in connection with shares purchased by them in the open market are subject to exactly the same profit and loss analysis as one would apply to the public stockholders.   For the foregoing reasons, we do not believe that the consideration paid by the existing stockholders for their initial shares has any impact on such stockholder’s incentive to exercise his conversion rights with respect to shares acquired in this offering or in the open market.  The only time that an existing stockholder (or any other stockholder for that matter) has an incentive to exercise his conversion rights with respect to shares of common stock acquired by such stockholder in this offering or in the open market will be if such stockholder paid less than $7.32 per share.  Any loss that may be incurred by an existing stockholder with respect to shares of common stock purchased in this offering or in the open market at prices in excess of $7.32 per share will be the same as those suffered by public stockholders that purchased shares of common stock at prices in excess of $7.32 per share.  Accordingly, we have not made any revision to the disclosure in response to this portion of the Staff’s comment.

                Finally, since the existing stockholders have no conversion rights with respect to shares of common stock acquired prior to this offering, we respectfully submit that the tax or legal implications of conversion are irrelevant.

3.                                       Please clarify whether the funds not held in trust could be used as a down payment or a lockup in a proposed business combination.  To the extent they can, explain how ongoing expenses will be satisfied and include appropriate line item disclosure in the Use of Proceeds section identifying such use.  In addition, to the extent the funds not held in trust could be used for such purpose, the summary and risk factor disclosure should make clear that in the event of a breach by the company, these funds would be forfeited, the company would no longer be able to conduct due diligence or other similar operations without additional financing, and that without additional financing the company would have to liquidate with a resulting loss being incurred by the holders of the company’s securities.

                Response:  In response to this comment, we have added disclosure on pages 3 and 19 of the Amendment that states that it is possible that we could use a portion of such excess working capital not in the trust account to make a deposit, down payment or fund a “no-shop” provision with a particular proposed business combination and that in the event we were ultimately required to forfeit such funds (whether as a result of our breach of the agreement relating to such payment or otherwise), we may not have a sufficient amount of working capital available outside the trust account to conduct due diligence and pay other expenses related to finding another suitable business combination without securing additional financing.  If we were unable to secure additional financing, we would most likely fail to consummate a business combination in the allotted time and would be forced to liquidate.  We have also added in the line item in the Use of Proceeds section on page 18 of the Amendment to indicate that “Working capital to cover miscellaneous expenses” may include potential deposits, down payments or funding of a "no-shop" provision with respect to a particular business combination.   We have also added to the risk factors on page 13 of the Amendment the risk that we may not have enough cash available to make deposits or down payments in connection with a business combination which may cause us to be at a competitive disadvantage in pursuing the acquisition of certain target businesses.

Prospectus Summary, page 1

4.                                       We note your response to comment 8. Page 48 of this amendment does not contain any disclosure regarding the “certain limited exceptions” in which existing shareholders may transfer their current shares during the escrow period. Please advise.

                Response:  In response to this comment, we have added disclosure on page 50 of the Amendment regarding the “certain limited exceptions” in which existing stockholders may transfer their current shares during the escrow period.

5.                                       We note your response to comment 10. In light of the company’s revised disclosure to allow separate trading as soon as practicable after announcing the closing of the over-allotment option (which must be exercised within 45 days of the initial closing).  It would appear that the disclosure concerning allowing separate trading 90 days after closing is no longer accurate. Please revise or advise.

                Response:  In response to this comment, we have revised the disclosure to indicate that each of the common stock and warrants will trade separately within the first 20 trading days following the earlier to occur of the exercise in full or expiration of the underwriter’s over-allotment option.   Please see pages 2, 35 and 47 of the Amendment.

6.                                       We note your response to comment 11. You state that there is a risk “if other investors take a similar” approach and vote against the combination in order to retain their conversion rights since the warrants will become useless. While that may be true, your supplemental statement omits the possibility discussed in your response to comment 2 discuss the mitigation made possible by selling warrants in the open market when separate trading begins. Please advise.

                Response:  As noted in Comment 2, the Company no longer wishes to address such possible mitigation.

Risk Factors, page 7

7.                                       We note your response to comment 4. Please add a separate risk factor utilizing publicly available information to address the number of “blank check firm commitment” offerings currently in the market place, disclose the number of such transactions which have found business combination candidates and have consummated such transactions, respectively, and discuss the impact competition by such entities could have on your ability to locate a target and successfully complete a business combination. In addition please address the aggregate amount of offering proceeds that currently sit in escrow with respect to these offerings.

                Response:  In response to this comment, we have added a risk factor addressing your comment on pages 7-8 of the Amendment.

8.                                       We note your response to comment 14. The additional disclosure does not provide any insight into the factors you would consider when deciding to engage a third party that refuses to execute any of the noted agreements. Please revise.

                Response:  In response to this comment, we have added disclosure on page 8 of the Amendment giving examples of instances in which we would consider engaging a third party that refused to execute any of the noted agreements waiving any right, title, interest or claim to the offering proceeds held in trust.  Examples of instances where the Company may engage a third party that refuses to execute a waiver include the engagement of a third party consultant whose particular expertise or skills are believed by the Company to be significantly superior to those of other consultants that would agree to execute a waiver or in cases where management is unable to find any provider of required services willing to provide the waiver.  In any event, the Company’s management would perform an analysis of the alternatives available to it and would only enter into an agreement with a third party that did not execute a waiver if management believed that such third party’s engagement would be significantly more beneficial to the Company than any alternative.

9.                                       We note your response to comment 15. Because management may negotiate their retention as a condition to any potential acquisition, please revise to discuss this as a potential conflict in the risk factors section and in your subsection titled “Conflicts of interests” that appears later in the document.

                Response:  Although we do not believe that this presents a different risk than that in any other business, we have revised the disclosure on pages 11 and 31 of the Amendment and in the section entitled “Conflicts of Interest” on page 41 of the Amendment to indicate that management may possibly negotiate to be retained as a condition to any potential business combination which may result in a conflict of interest.

Proposed Business, page 22

10.                                 In various places in the disclosure you use terms to characterize the type of business or businesses which the company is seeking a business combination transaction with. Please expand such disclosure to further describe detail and to the extent possible quantify, the following terms:  “recurring revenues”; “stable cash flow”; “predictable recurring cash flow”; “leverage scale”; “optimize services”; “traditional settings”; “enhance consumer participation”; “empower physicians”; and “predictable recurring revenues”.

                Response:  In response to this comment, we have expanded and/or revised the disclosure on pages 1 and 26-27 of the Amendment to address the terms mentioned by the Staff in the comment.  However, the Company is unable to quantify such terms in the context of the types of businesses with which the Company is seeking to effect a business combination because it has not determined any quantifiable parameters relating to such terms.

11.                                 With respect to the three specific business segments identified on pages 24-25 in which the company is seeking business combination candidates, to the extent that the company can prioritize among such segments as to where the company would prefer to consummate an acquisition, please disclose such priority.

                Response:  The Company has not prioritized among such segments and does not currently have a preference as to in which segment it would prefer to consummate a business combination.  We have added disclosure on page 26 of the Amendment to indicate such fact.

12.                                 With respect to the company’s determination to make an acquisition in the health care services segment, what regulatory (i.e., corporate practice of medicine, licensing requirements, etc.) issues will the company be subject to and how has the company addressed such concerns in their determination to focus on such market segment.

                Response:  In response to this comment, we have added disclosure on pages  27-28 of the Amendment identifying certain regulatory issues that we may be subject to in the event we consummated a business combination in the health care services segment.  The Company’s management will consider such regulatory issues in its consideration of any proposed target business in the healthcare services segment.

13.                                 With respect to the evaluation factors set forth on page 27, to the extent that such factors can be further described by specifying levels or ranges or other quantifying or qualifying factors, please include such additional disclosure.

                Response:  We are unable to specify levels or ranges or other quantifying or qualifying factors because we do not believe that there are any financial prerequisites for us to consider a potential target business.  We have disclosed that we must consummate a business combination with a target business that has a fair market value of at least 80% of the offering proceeds, but the metrics of any particular business line may vary considerably and do not permit us to establish quantifiable criteria for evaluating such target business.   In these blank check vehicles, management has been given wide latitude based on the investors’ evaluation of the competence of management.  We note that some SPACs that have been approved by the Staff have more tightly defined or less tightly defined criteria than those set forth and we assume that reflects a judgment as to whether investors believe that management is only competent to make acquisitions within certain specified areas within specified criteria or whether management’s experience and competence justifies, in the minds of the investors, greater latitude and discretion.

14.                                 We note your response to comment 19. We note your disclosure that you will seek companies that have recurring revenue and stable cash flow. Please revise to clarify it a potential target must satisfy those two criteria in order to warrant further consideration. In addition, please clarify your disclosure to discuss what is meant by the terms “recurring” revenue and “stable” cash flow.

                Response:  In response to this comment, we have revised the disclosure on page 29 of the Amendment to clarify that the potential target does not have to satisfy both or either criteria in order to warrant further consideration.  In addition, we revised the disclosure to discuss what is meant by recurring revenue and stable cash flow on page 26 of the Amendment.

15.                                 We note your additional disclosure on pages 1 and 26 that you believe there are numerous suitable business combination candidates.   Please revise to discuss the efforts made in order to assure that such belief is accurate.  Because of the lack of disclosure, please revise to define your use of’ the term. “suitable”. Does that term merely include companies that have recurring revenue and stable cash flows?

                Response:  The Company has deleted such additional disclosure.

16.                                 We note your response to comment 23. Please revise to explain how public relations and marketing efforts” would not be considered a solicitation of proposals.

                Response:  Neither we nor the Company is aware of any prohibition on the solicitation of acquisition proposals.  If we are mistaken, please advise us and we will revise our strategy accordingly.

Management, page 34

17.                                 Please revise this section to disclose the time frame that each individual has been associated with any listed entity. Throughout this section, you disclose that individuals have been associated with various companies but do not discuss the time frame such individuals spent with each entity. If you decide to retain employment information that falls outside the five year requirement, you must discuss the time frame spent, position held by your member of management, and line of business of the previous employers.

                Response:  In response to this comment, we have revised the biographies of each individual to indicate the time frame spent, position held and line of business of such previous employers.  Please see pages 37-39 of the Amendment.

18.                                 In light of the fact that an investor’s primary basis of evaluating this company is management’s (and special advisors’) credentials, please avoid providing broad disclosure by saying someone “lead investments in a wide range of industries.”  Instead revise to discuss which companies such person was affiliated with, the actual activities they undertook, the positions they held, and the time frame they were associated with such entity.

                Response:  In response to this comment, we have revised the disclosure on page 39 of the Amendment to indicate with particularity which companies such person was affiliated with, the actual activities undertook, the positions held and the time frame they were associated with such entity.

19.                                 Please revise to clarify if the special advisors owe investors the same fiduciary duties that are owed by management.

                Response:  In response to this comment, we have revised the disclosure on page 40 of the Amendment to state that while the special advisors have agreed to present to the Company for its consideration reasonable opportunities to acquire an operating business that he may become aware of subject to any pre-existing fiduciary obligations, the standard of duty owed to the Company and its stockholders as special advisors is substantially less than that of the directors or officers of the Company.

20.                                 We note your response to comment 28 that the special advisors will not receive compensation for their services.  Please revise to clarify if it will be possible for them to receive any compensation or be offered prolonged employment by any third parties or the target company.

                Response:  In response to this comment, we have revised the disclosure on page 40 of the Amendment to clarify that it is possible for such advisors to receive compensation or be offered prolonged employment by the combined company or other third parties following the consummation of a business combination.

Principal Stockholders, page 40

21.                                 We note your response to comment 29. The response letter indicates that the purpose is to evidence management’s “beliefs that they will be successful since the warrants will become useless if no combination is entered into. It appears their confidence could be equally demonstrated by purchasing shares or units in the offering and/or open market. Please advise and revise to discuss the purpose of your disclosed purchases on page 40. Also, clarify how the purchases will be divided among your officers and directors who have collectively agreed to make such purchases.

                Response:  Since the warrants would expire worthless if no business combination is consummated in the allotted time and shares or units purchased in the open market would continue to have value ($7.32 in cash plus interest that the conversion right represents), it is a greater indication of confidence and higher risk capital for management to purchase the warrants.

                We currently expect that each of our existing stockholders will purchase its pro ratata portion of such warrants according to their respective ownership interests.

22.                                 We note your additional disclosure that you. may effect a stock dividend in the future to maintain your initial investor’s percentage ownership in the event you increase the size of the offering. Please revise to clarify how investors who have or will purchase your units or shares will become aware of this further dilution.

                Response:  We have deleted this disclosure.  The Company, after consultation with the underwriter, has determined that it will not increase the size of the offering.

Certain Transactions, page 39

23.                                 Please revise to identify your promoters Please refer to Item 404(d) of Regulation S-K.

                Response:  We previously identified the promoters on page 44 in the “Principal Stockholders” section.  We have also included such disclosure to the section entitled “Certain Transactions” on page 46 of the Amendment.

Please call the undersigned at (212) 692-6732 with any comments or questions regarding the Amendment and please send a copy of any written comments to the following parties:

Kenneth R. Koch, Esq. Jeffrey P. Schultz, Esq.	Thomas E. Aucamp

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.	Services Acquisition Corp. International
666 Third Avenue	401 East Olas Blvd., Ste. 1140
New York, NY 10017	Fort Lauderdale, FL 33301
Phone: (212) 935-3000
Fax: (212) 983-3115

Very truly yours,

/s/ Jeffrey P. Schultz

Jeffrey P. Schultz

cc:	Securities and Exchange Commission

Duc Dang, Esq.
David Burton

Services Acquisition Corp. International

Thomas E. Aucamp

Littman Krooks LLP

Steven D. Uslaner, Esq.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

Kenneth Koch, Esq.